Schedule of Concentration Risk of Total Fleet Gross Accounts Receivable (Detail) - Gross Accounts Receivable - Customer Concentration Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	29.30%	24.70%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	11.70%	13.90%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	11.70%	11.30%